Related Party Transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Bitmain Technologies Holding Company [Member]
Schedule of Significant Related Party Transactions [Line Items]
Services provided	$ 89,002	$ 88,989